[AIM LOGO APPEARS HERE]        Dear Shareholder:
--Registered Trademark--

             [PHOTO OF         The past year was disappointing for many bond
          Charles T. Bauer,    investors as the Federal Open Market Committee
           Chairman of the     (the FOMC) hiked interest rates three times
LETTER    Board of the Fund    in 1999 and twice in early 2000 in a preemptive
TO OUR     APPEARS HERE]       effort to contain inflation--inflation that to
SHAREHOLDERS                   date has remained fairly low. As oil prices
              tripled from early 1999 to early 2000, and as the stock market's rise caused many Americans to spend more freely, inflation fears were rekindled and the Fed was obliged to remain vigilant. During the period, the U.S. Treasury announced plans to begin buying back high-coupon long-term federal debt. This buyback caused some investors to worry about scarcity in the years ahead, prompting increased demand for 30-year Treasury bonds, causing their yields to decline.
                  Despite rate increases that hurt some bond buyers, municipal-
              bond investors fared better; yield spreads between municipals and Treasuries were at the best levels in years. Indeed, as the reporting period drew to a close, many new issues of investment-grade municipal bonds offered investors yields that approached (and sometimes exceeded) comparable Treasury yields. As a result, many municipal-bond investors enjoyed tax-free income approaching or exceeding that provided by taxable securities.
                 Issuance of municipal bonds declined by 18% from 1998 to 1999, from $321.0 billion to $263.3 billion; issuance during the first quarter of 2000 was down 50% from year-earlier levels. States and municipalities benefited from the nation's robust economy, collecting more income and property-tax revenues--thereby reducing their need to issue debt. This decline in issuance resulted in greater demand for (and better performance by) municipal bonds. While municipals performed relatively poorly during 1999, they outperformed other fixed-income security types during the first quarter of 2000.

              YOUR INVESTMENT PORTFOLIO

              For the fiscal year ended March 31, 2000, the performance of the portfolio's Private Investment Class compared quite favorably with the performance reported for its comparative indexes, as shown in the table. Net assets of the Private Investment Class stood at $83.5 million at the close of the fiscal year.
                 The Cash Reserve portfolio continues to hold the highest
              credit-quality ratings given by three nationally known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios awarded the highest rating by three nationally recognized ratings agencies, according to IBC Financial Data, Inc.

              YIELDS AS OF 3/31/00

                                                 AVERAGE          SEVEN-DAY
                                                 MONTHLY YIELD    YIELD
              Cash Reserve Portfolio
              Private Investment Class             3.33%             3.36%

              IBC All Tax-Free-
              Money Funds Averages(TM)             3.11%             3.18%

              IBC All Tax-Free Money-
              Funds-Stockbroker
              and General Purpose(TM)              3.13%             3.21%

                                                                     (continued)

          The Cash Reserve Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. It seeks to generate as high a level of federally tax-exempt income as is consistent with the preservation of capital and the maintenance of liquidity by investing in high-quality short-term municipal obligations. An investment in a money market fund such as the Cash Reserve Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

       OUTLOOK

       We remain generally optimistic about the direction of the economy, and we believe that the FOMC may soon be ready for a break in its string of anti-inflationary interest-rate increases. To preserve its nonpartisan image, the Fed typically avoids dramatically increasing interest rates shortly before a presidential election. (On May 16, shortly after the reporting period closed, the Fed raised the federal funds rate to 6.5%.)
          We also remain generally optimistic about bond markets in general and tax-exempt municipal bonds in particular. While bonds performed relatively poorly in 1999, it is rare that bond markets suffer bad years back-to-back. Also, the Treasury's stated intention of issuing less debt while retiring more expensive issues may force individuals searching for fixed-income instruments to seek out the municipal market. Demographic trends favor bonds as well. Every 10 seconds, another "baby boomer" turns 50, and his or her thoughts turn to retirement. With 80 million "boomers" approaching retirement, they are likely preparing to shift some of their assets from equity to fixed-income products.
          We are pleased to send you this report about your investment. AIM is committed to customer service and the primary goals of safety, liquidity and yield in institutional fund management. We would be pleased to respond to any questions or comments you might have about this report or your investment. Please contact one of our representatives at 800-659-1005 if we may help.

       Respectfully submitted,


       /s/ CHARLES T. BAUER
       Charles T. Bauer
       Chairman

SCHEDULE OF INVESTMENTS
March 31, 2000


                                                        RATING(a)     PAR
                                                       S&P  MOODY'S  (000)      VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS -
  100.98%
ALABAMA - 1.49%
Alabama (State of) Water Pollution
 Control Authority;
 Refunding Series 1997 RB
  4.50%, 08/15/00(b)                                   AAA    Aaa   $ 2,340 $    2,343,962
------------------------------------------------------------------------------------------
Birmingham (City of) (YMCA-Birmingham);
 Public Park and Recreation Board VRD
 Series 1996 RB (LOC-Amsouth Bank of Alabama)
  4.00%, 06/01/16(c)                                    --  VMIG-1    2,945      2,945,000
------------------------------------------------------------------------------------------
Mobile (County of) Alabama Board School
 of Commissioners; Capital Outlay Series
 1996 Wts.
  4.75%, 03/01/01(b)                                   AAA    Aaa     3,000      3,013,280
------------------------------------------------------------------------------------------
Morgan Stanley Float Program, Jefferson
 (County of) Sewer Improvement; Floating
 Rate Trust Certificates VRD
 Series 124 1999 Wts. RB
  3.98%, 07/01/08(b)(c)(d)                             A-1c   --      1,400      1,400,000
------------------------------------------------------------------------------------------
Northern Alabama Environmental
 Improvement Authority (Reynolds Metals
 Co.); VRD Series 1985 PCR (LOC-Bank of Nova Scotia)
  4.10%, 12/01/00(c)                                    --    P-1     6,400      6,400,000
------------------------------------------------------------------------------------------
                                                                                16,102,242
------------------------------------------------------------------------------------------
ALASKA - 0.46%
Valdez Marine (BP Pipelines Inc.
 Project); Floating Rate Treasury VRD
 Series 1999 A28 Reg D Term RB
  4.05%, 12/01/25(c)(d)                                 --  VMIG-1    5,000      5,000,000
------------------------------------------------------------------------------------------
ARIZONA - 1.17%
Mesa Industrial Development Authority
 (Discovery Health Systems); VRD
 Series 1999 B RB
  3.85%, 01/01/29(b)(c)                                A-1+ VMIG-1    2,700      2,700,000
------------------------------------------------------------------------------------------
Pima (County of) Arizona Industrial
 Authority (Tuscon Electric Power Co.);
 Floating Monthly VRD Series 1982 RB
  3.90%, 12/01/22(c)                                   A-1+ VMIG-1   10,000     10,000,000
------------------------------------------------------------------------------------------
                                                                                12,700,000
------------------------------------------------------------------------------------------
CALIFORNIA - 0.28%
Huntington Beach (City of) (Seabridge
 Villas Project); Floating Rate
 Multifamily Housing VRD Series 1985 A
 RB (LOC-Bank of America)
  4.00%, 02/01/10(c)                                    --  VMIG-1    3,000      3,000,000
------------------------------------------------------------------------------------------



                                              RATING(a)     PAR
                                             S&P  MOODY'S  (000)      VALUE

COLORADO - 3.19%
Colorado (State of) Health Facilities
 Authority (Catholic Health
 Initiatives); VRD Series 2000 B RB
  4.05%, 12/01/20(c)                         A-1  VMIG-1  $10,000 $   10,000,000
--------------------------------------------------------------------------------
Eagle Ranch Metro District Golf Course;
 VRD Series 1999 B RB
 (LOC-Societe Generale)
  3.95%, 10/15/18(c)                         A-1+   --      3,900      3,900,000
--------------------------------------------------------------------------------
Moffat (County of) (National Rural
 Utility Cooperative); VRD
 Series 1984 PCR
  3.95%, 07/01/10(c)                         A-1+ VMIG-1   14,700     14,700,000
--------------------------------------------------------------------------------
Pitkin (County of) Industrial
 Development (Aspen Skiing Co. Project);
 Refunding VRD Series 1994 A IDR (LOC-
 First National Bank)
  4.00%, 04/01/16(c)                         A-1+   --      5,890      5,890,000
--------------------------------------------------------------------------------
                                                                      34,490,000
--------------------------------------------------------------------------------
CONNECTICUT - 0.78%
Connecticut (State of) Development
 Authority (Corporation for Independent
 Living Project); Health Care VRD Series
 1990 RB (LOC-Chase Manhattan Bank)
  3.75%, 07/01/15(c)                          --  VMIG-1    3,334      3,334,000
--------------------------------------------------------------------------------
Connecticut (State of) (Transportation
 Infrastructure Purpose S-1); Special
 Tax Obligation VRD Series RB
  3.85%, 12/01/10(c)                         A-1+ VMIG-1    2,595      2,595,000
--------------------------------------------------------------------------------
Connecticut (State of) Special Tax
 Obligation (JP Morgan PUTTERS ); VRD
 Series 114 1999 A RB
  3.81%, 10/01/09(b)(c)(d)                    --  VMIG-1    2,464      2,464,000
--------------------------------------------------------------------------------
                                                                       8,393,000
--------------------------------------------------------------------------------
DELAWARE - 1.05%
University of Delaware; VRD Series 1998 RB
  3.90%, 11/01/23(c)                         A-1+   --      9,500      9,500,000
--------------------------------------------------------------------------------
Wilmington (City of); Unlimited Tax
 Series 1990 GO
  6.75%, 05/15/00(b)(f)                      AAA    Aaa     1,815      1,858,680
--------------------------------------------------------------------------------
                                                                      11,358,680
--------------------------------------------------------------------------------
FLORIDA - 7.18%
Capital Trust Agency (Reliance Community
 Revitalization Project); Multifamily
 Housing VRD Series RB
  4.00%, 12/01/32(b)(c)                      A-1+   --     51,631     51,631,000
--------------------------------------------------------------------------------
Gulf Breeze (City of) Healthcare
 Facilities (Heritage Health Care
 Project); VRD Series 1999 RB
  4.00%, 01/01/24(b)(c)                       --  VMIG-1    7,000      7,000,000
--------------------------------------------------------------------------------
Jacksonville (City of) Capital Project;
 VRD Series 1999 2 RB
  3.95%, 10/01/22(b)(c)                      A-1    --     10,950     10,950,000
--------------------------------------------------------------------------------
Palm Beach (County of) (Jewish Community
 Campus Project); VRD Series 2000 RB
 (LOC-Northern Trust Co.)
  3.90%, 03/01/30(c)                         A-1+   --      4,000      4,000,000
--------------------------------------------------------------------------------
Seminole (County of) Florida School
 District; Series 1999 TAN
  4.00%, 07/28/00                             --   MIG-1    4,000      4,001,054
--------------------------------------------------------------------------------
                                                                      77,582,054
--------------------------------------------------------------------------------



                                                    RATING(a)    PAR
                                                  S&P  MOODY'S  (000)      VALUE
GEORGIA - 3.79%
Cobb (County of) Development Authority
 (Institute of Nuclear Power Operations);
 VRD Series 1998 IDR (LOC-Suntrust Bank)
  3.95%, 02/01/13(c)                               --     Aa3   $ 4,970 $    4,970,000
--------------------------------------------------------------------------------------
Cobb (County of) Georgia School District;
 Ltd. Tax Series 2000 GO
  4.38%, 12/29/00                                  --    MIG-1    5,000      5,014,606
--------------------------------------------------------------------------------------
Cobb (County of) Kennestone Hospital
 Authority (Equipment Pool Project);
 Anticipation Certificates
 VRD Series 1999 RB
  4.00%, 04/01/26(b)(c)                           A-1+  VMIG-1   15,000     15,000,000
--------------------------------------------------------------------------------------
Decatur County Bainbridge Industrial
 Development Authority
 (Kaiser Agriculture Chemical Inc. Project);
 VRD Series 1985 IDR
 (LOC-Harris Trust & Savings Bank)
  3.90%, 12/01/02(c)(e)                            --     --      2,100      2,100,000
--------------------------------------------------------------------------------------
Dekalb (County of) Private Hospital
 Authority (Egleston Childrens Hospital
 at Emory University); VRD Series 1994 A
 RAN (LOC-Suntrust Bank)
  3.85%, 03/01/24(c)                              A-1+  VMIG-1    2,371      2,371,000
--------------------------------------------------------------------------------------
Floyd (County of) Development Authority
 (Shorter College Project); VRD Series
 1998 RB (LOC-Suntrust Bank)
  4.00%, 06/01/17(c)                              A-1+    --      4,000      4,000,000
--------------------------------------------------------------------------------------
Fulton (County of) Georgia Development
 Authority Educational Facilities
 (Friends of High Meadows Project); VRD
 Series 2000 RB
  3.95%, 01/01/20(c)                              A-1+    --      4,000      4,000,000
--------------------------------------------------------------------------------------
Gwinnett (County of) Housing Authority
 (Post Chase Project); Multifamily
 Housing VRD Series 1997 RB
  3.90%, 06/01/25(c)                              A-1+    --      3,500      3,500,000
--------------------------------------------------------------------------------------
                                                                            40,955,606
--------------------------------------------------------------------------------------
IDAHO - 0.28%
Idaho (State of); Unlimited Tax Series 1999 TAN
  4.25%, 06/30/00                                 SP-1+  MIG-1    3,000      3,006,058
--------------------------------------------------------------------------------------



                                              RATING(a)    PAR
                                            S&P  MOODY'S  (000)        VALUE
ILLINOIS - 13.64%
Bear Stearns Municipal Securities Trust
 Certificates (Illinois Sales Tax); Class
 A VRD Series 1998-25 RB
  3.98%, 03/15/07(c)(d)                     A-1    --    $10,000 $   10,000,000
-------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust
 Certificates (Illinois State Toll Highway
 Authority); Class A VRD Series 1998-67 RB
  3.98%, 02/15/12(b)(c)(d)                  A-1    --     11,700     11,700,000
-------------------------------------------------------------------------------
Chicago (City of), Ltd. Tax Notes Series
 1999 GO (LOC-Westdeutsche
 Landesbank Girozentrale)
  4.00%, 01/26/01                           A-1+ VMIG-1   10,000     10,000,000
-------------------------------------------------------------------------------
East Peoria (City of) (Radnor/East Peoria
 Partnership Project); Multifamily Housing
 VRD Series 1983 RB (LOC-Bank of Nova Scotia)
  4.15%, 06/01/08(c)                         --    Aa3     5,085      5,085,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (American College of Surgeons Project);
 Tax Exempt VRD Series 1996 RB
 (LOC-Northern Trust Co.)
  3.95%, 08/01/26(c)                        A-1+   --      7,917      7,917,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Chicago Commons Association Project);
 VRD Series 1999 RB (LOC-Bank of America)
  4.00%, 01/01/29(c)                        A-1+   --      5,500      5,500,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Program); VRD Series
 2000 B (LOC-Harris Trust & Savings Bank)
  4.00%, 06/30/00(c)                        A-1+   --      6,990      6,990,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Local Government Financing Program); VRD
 Series 1999 A RB
  4.00%, 09/01/29(b)(c)                      --  VMIG-1   10,000     10,000,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Metropolitan Family Services); VRD
 Series 1999 RB (LOC-Bank of America)
  4.00%, 01/01/29(c)                        A-1+   --      9,700      9,700,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (The Uno-Ven Co. Project); Refunding VRD
 Series 1994 PCR
  3.95%, 09/01/08(c)                        A-1    P-1     6,900      6,900,000
-------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (The Adler Planetarium); VRD Series 1997
 RB (LOC-Bank of America)
  3.90%, 04/01/31(c)                        A-1+   --      4,400      4,400,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Blessing Hospital); VRD Series 1999 B RB
  4.00%, 11/15/29(b)(c)                     A-1  VMIG-1   17,000     17,000,000
-------------------------------------------------------------------------------


                                               RATING(a)    PAR
                                             S&P  MOODY'S  (000)        VALUE
Illinois - (continued)
Illinois Health Facilities Authority
 (Northwestern Memorial Hospital);
 VRD Series 1995 RB
  4.00%, 08/15/25(c)                        A-1+  VMIG-1  $ 2,400 $    2,400,000
--------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Proctor Hospital Project);
 VRD Series 1996 RB
  3.95%, 01/01/12(c)                         A-1    --      3,200      3,200,000
--------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Resurrection Health Care);
 VRD Series 1999 B RB
  3.95%, 05/15/29(c)                        A-1+  VMIG-1   13,615     13,615,000
--------------------------------------------------------------------------------
Illinois Health Facilities Authority;
 Revolving Fund Pooled VRD Series 1985 D
 RB (LOC-Bank One Illinois N.A.)
  3.90%, 08/01/15(c)                         A-1  VMIG-1    4,200      4,200,000
--------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Swedish Covenant Hospital); Refunding
 VRD Series 1998 A RB
  3.85%, 08/15/27(c)                         A-1  VMIG-1    2,100      2,100,000
--------------------------------------------------------------------------------
Illinois Health Facilities Authority (The
 University of Chicago Hospitals);
 VRD Series 1998 RB
  4.00%, 08/01/26(c)                         A-1  VMIG-1    7,795      7,795,000
--------------------------------------------------------------------------------
Illinois (State of) Regional
 Transportation Authority (Cook Dupage
 Lake Co.); Refunding Unlimited Tax
 Series 1999 GO
  5.00%, 06/01/00(b)                         AAA    Aaa     4,990      5,000,891
--------------------------------------------------------------------------------
University of Illinois; MERLOTS VRD
 Series 2000 S RB
  4.05%, 04/01/30(b)(c)(d)                   --   VMIG-1    3,900      3,900,000
--------------------------------------------------------------------------------
                                                                     147,402,891
--------------------------------------------------------------------------------
INDIANA - 3.60%
Auburn (City of) (Sealed Power Corp.
 Project); Economic Development VRD
 Series 1985 RB (LOC-NBD Bank)
  3.90%, 07/01/10(c)                         --   VMIG-1    1,200      1,200,000
--------------------------------------------------------------------------------
Indiana Health Facility Financing
 Authority (Ascension Health Credit);
 VRD Series 1999 B RB
  3.90%, 11/15/39(c)                        A-1+  VMIG-1   13,200     13,200,000
--------------------------------------------------------------------------------
Indiana State Development Finance
 Authority (USX Corp. Project); Refunding
 Environmental Improvement Series 1998 RB
 (LOC-Scotia Bank)
  4.05%, 10/05/00(f)                         A-1  VMIG-1    5,000      5,000,000
--------------------------------------------------------------------------------
Indiana (State of); Bond Bank Notes
  4.75%, Series 2000 A-1 07/26/00           SP-1+  MIG-1    6,000      6,016,016
--------------------------------------------------------------------------------
  4.75%, Series 2000 A-2 01/18/01           SP-1+  MIG-1   10,000     10,046,123
--------------------------------------------------------------------------------
Indianapolis (City of); Local Public
 Improvement Bond Bank Notes Series 1999 G
  4.50%, 07/10/00                           SP-1+   --      3,450      3,455,533
--------------------------------------------------------------------------------
                                                                      38,917,672
--------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)       VALUE
IOWA - 0.65%
Iowa School Corporation (Iowa School Cash
 Anticipation Program); Warrant
 Certificates
  4.00%, Series 1999 A 06/23/00(b)         SP-1+  MIG-1  $ 2,000 $    2,003,379
-------------------------------------------------------------------------------
  4.75%, Series 2000 02/01/01(b)           SP-1+  MIG-1    5,000      5,028,092
-------------------------------------------------------------------------------
                                                                      7,031,471
-------------------------------------------------------------------------------
KANSAS - 0.15%
Olathe (City of); Unlimited Tax Series
 194 1999 GO
  3.75%, 04/01/00(b)                        AAA    Aaa     1,660      1,660,048
-------------------------------------------------------------------------------
KENTUCKY - 1.30%
Kentucky Interlocal School Transportation
 Association; Series 1999 TRAN
  4.00%, 06/30/00                          SP-1+  MIG-1   14,000     14,015,482
-------------------------------------------------------------------------------
LOUISIANA - 0.65%
Louisiana Public Facilities Authority
 (Christus Health); Series 1999 B
 Commercial Paper Notes
  3.65%, 04/06/00(b)                        A-1  VMIG-1    7,000      7,000,000
-------------------------------------------------------------------------------
MARYLAND - 2.36%
Anne Arundel (County of) Maryland; GO
 Commercial Paper Notes
  4.05%, 07/07/00                          A-1+    P-1     8,000      8,000,000
-------------------------------------------------------------------------------
Maryland Health & Higher Educational
 Facilities Authority Pooled Loan
 Program; VRD Series 1994 D
 (LOC-Bank of America NA)
  3.95%, 01/01/29(c)                       A-1+    --      9,255      9,255,000
-------------------------------------------------------------------------------
Morgan Stanley Float Program, Washington
 Suburban Sanitary District; Floating
 Rate Trust Certificates Unlimited Tax
 VRD Series 246 GO
  4.01%, 06/01/09(c)(d)                     --   VMIG-1    8,305      8,305,000
-------------------------------------------------------------------------------
                                                                     25,560,000
-------------------------------------------------------------------------------
MASSACHUSETTS - 0.23%
Worcester Massachusetts Municipal Purpose
 Loan; Ltd. Tax Series 1998 B GO
  4.50%, 11/01/00(b)                        AAA    Aaa     2,510      2,517,043
-------------------------------------------------------------------------------
MICHIGAN - 5.22%
Bear Stearns Municipal Securities Trust
 Certificates, Detroit (City of) Sewage
 Disposal Systems; VRD Series 1999-81
 Class A RB
  3.98%, 10/01/02(b)(c)(d)(f)               A-1    --     15,000     15,000,000
-------------------------------------------------------------------------------


                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE

Michigan - (continued)
Dearborn Michigan Economic Development
 (Henry Ford Village Inc.); Ltd. Tax
 Obligation VRD Series 1998 RB
 (LOC-Comerica Bank)
  3.95%, 10/01/23(c)(e)                   --     --    $10,000 $   10,000,000
-----------------------------------------------------------------------------
Detroit (City of) Water Supply System;
 Sr. Lien MERLOTS VRD Series 2000 D
  4.05%, 07/01/29(b)(c)(d)                --   VMIG-1   10,000     10,000,000
-----------------------------------------------------------------------------
Jackson County Economic Development
 Corp. (Sealed Power Corp.); Economic
 Development Refunding VRD
 Series 1984 RB (LOC-NBD Bank)
  3.90%, 10/01/19(c)                      --   VMIG-1    1,000      1,000,000
-----------------------------------------------------------------------------
Michigan (State of); Municipal Bond
 Authority Series 1999 B-1 RB
  4.25%, 08/25/00                        SP-1+   --      2,000      2,005,000
-----------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible VRD
 Ltd. Obligation Series 1985 RB
 (LOC-Comerica Bank)
  3.80%, 10/01/15(c)                      --   VMIG-1    3,400      3,400,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Michigan
 State Hospital Finance Authority
 (Ascension Health); Floating Rate
 Trust Certificates VRD Series 98-180
  4.01%, 11/15/06(c)(d)                  A-1+c   --     15,000     15,000,000
-----------------------------------------------------------------------------
                                                                   56,405,000
-----------------------------------------------------------------------------
MINNESOTA - 2.02%
Metropolitan Council (Minneapolis-St.
 Paul Metro Area Transit); Unlimited
 Tax Series 2000 A GO
  5.00%, 02/01/01                         AAA    Aaa     2,250      2,263,879
-----------------------------------------------------------------------------
Rochester Health Care Facility;
 Commercial Paper Notes
  3.90%, 05/04/00                        A-1+    --      9,600      9,600,000
-----------------------------------------------------------------------------
Rochester Health Care Facility (Mayo
 Foundation); Series 2000 C Commercial
 Paper Notes
  3.70%, 05/25/00                        A-1+    --     10,000     10,000,000
-----------------------------------------------------------------------------
                                                                   21,863,879
-----------------------------------------------------------------------------
MISSISSIPPI - 1.11%
Mississippi (State of) Hospital
 Equipment & Facility Authority;
 Commercial Paper Notes (North
 Mississippi Health Services Series);
  3.90%, 05/16/00                        A-1+  VMIG-1   12,000     12,000,000
-----------------------------------------------------------------------------
MISSOURI - 1.74%
Bear Stearns Municipal Securities Trust
 Certificates, Health & Educational
 Facilities of Missouri; 1998-41 Class
 A VRDN Series (SSM Healthcare)
  3.98%, 08/01/05(b)(c)(d)               A-1+c   --     13,835     13,835,000
-----------------------------------------------------------------------------
Missouri Health & Educational
 Facilities Authority (Washington
 University); VRD Series 2000 C RB
  4.00%, 03/01/40(c)                     A-1+  VMIG-1    5,000      5,000,000
-----------------------------------------------------------------------------
                                                                   18,835,000
-----------------------------------------------------------------------------


                                              RATING(a)     PAR
                                             S&P  MOODY'S  (000)      VALUE
NEW MEXICO - 0.93%
New Mexico (State of); Series 1999 TRAN
  4.00%, 06/30/00                           SP-1+  MIG-1  $10,000 $   10,018,321
--------------------------------------------------------------------------------
NEW YORK - 9.85%
Eagle Tax Exempt Trust; Class A COP(d)
  3.96%, VRD Series 1993 E 08/01/06(c)      A-1+c   --     15,000     15,000,000
--------------------------------------------------------------------------------
  3.96%, VRD Series 1993 F 08/01/06(c)      A-1+c   --     20,850     20,850,000
--------------------------------------------------------------------------------
  3.96%, VRD Series 943901 06/15/07(b)(c)   A-1+c   --     15,175     15,175,000
--------------------------------------------------------------------------------
  3.96%, VRD Series 97C4702 01/01/20(c)     A-1+c   --      9,900      9,900,000
--------------------------------------------------------------------------------
  3.96%, VRD Series 964703
  07/01/11(b)(c)(g)                         A-1+c   --      5,870      5,870,000
--------------------------------------------------------------------------------
  3.96%, VRD Series 97C4703 01/01/01(c)(g)  A-1+c   --     11,295     11,295,000
--------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston Water and
 Sewer); VRD Series 974305 Class A
  3.96%, 12/01/27(b)(c)(d)                  A-1+c   AAA    14,005     14,005,000
--------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington State);
 VRD Series 984701 Class A
  3.96%, 05/01/18(c)(d)                     A-1+c   --     14,400     14,400,000
--------------------------------------------------------------------------------
                                                                     106,495,000
--------------------------------------------------------------------------------
NORTH CAROLINA - 2.32%
Beaufort (County of) Industrial Facilities
 & Pollution Control Financing Authority
 (Texas Gulf Inc.); Series 1982 PCR
 (LOC-UBS AG)
  4.30%, 09/01/00(f)                         AA+    Aa1     5,000      5,000,000
--------------------------------------------------------------------------------
Mecklenburg (County of) (The YMCA); Lease
 VRD Series 1996 RB (LOC-Wachovia Bank
 of North Carolina)
  4.00%, 02/01/16(c)                        A-1+    --      4,900      4,900,000
--------------------------------------------------------------------------------
North Carolina Medical Care Community
 Hospital (ACES Pooled Financing Project);
 VRD Series 1985 RB
  3.85%, 12/01/25 (b)(c)                     A-1  VMIG-1   15,150     15,150,000
--------------------------------------------------------------------------------
                                                                      25,050,000
--------------------------------------------------------------------------------
OHIO - 0.19%
Marion (County of) (Pooled Lease Program);
 Hospital Improvement VRD Series 1992 RB
 (LOC-Bank One Akron NA)
  3.97%, 10/01/22(c)                         A-1    --      1,165      1,165,000
--------------------------------------------------------------------------------
Ohio Housing Financing Agency (Kenwood
 Congregate Retirement Community Project);
 Multifamily Housing VRD Series 1985 RB
 (LOC-Morgan Guaranty Trust)
  3.95%, 12/01/15(c)                         --   VMIG-1      856        856,000
--------------------------------------------------------------------------------
                                                                       2,021,000
--------------------------------------------------------------------------------
OKLAHOMA - 2.90%
Oklahoma Development Financing Authority
 (Oklahoma Hospital Association); VRD
 Series 1999 A RB
  4.00%, 06/01/29(b)(c)                     A-1+    --     20,000     20,000,000
--------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Oklahoma - (continued)
Oklahoma (State of) Water Reserve Board
 (State Loan Program);
  4.10%, VRD Series 1999 RB
  09/01/00(b)(c)(f)                        A-1+c   --    $ 4,000 $    4,000,000
-------------------------------------------------------------------------------
  4.05%, VRD Series 1995 RB
  09/01/24(b)(c)(f)                        A-1+    --      7,370      7,370,000
-------------------------------------------------------------------------------
                                                                     31,370,000
-------------------------------------------------------------------------------
OREGON - 0.46%
Oregon State Housing & Community Services
 Department; Single Family Mortgage
 Series 1999 C RB
  3.15%, 04/13/00                           --    MIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
PENNSYLVANIA - 6.09%
Allegheny (County of); Refunding
 Unlimited Tax VRD Series 2000
 C-50 GO
  3.65%, 05/01/27(b)(c)                    A-1+c VMIG-1   35,045     35,045,000
-------------------------------------------------------------------------------
Bucks (County of) Industrial Development
 Authority (Christian Life Center
 Project); VRD Series 1999 RB
 (LOC-First Union National Bank)
  3.95%, 09/01/19(c)(e)                     --     --      3,535      3,535,000
-------------------------------------------------------------------------------
Delaware County Industrial Development
 Authority (Henderson-Radnor Joint
 Venture Project); Ltd. Obligation VRD
 Series 1985 IDR
 (LOC-First Union National Bank)
  4.15%, 04/01/15(c)                        --     Aa3       720        720,000
-------------------------------------------------------------------------------
Emmaus General Authority (State Loan
 Program); VRD Series 2000 A RB
  4.00%, 03/01/30(b)(c)                     A-1    --      5,000      5,000,000
-------------------------------------------------------------------------------
Franklin (County of) Industrial
 Development Authority (Chambersburg
 Hospital); Health Care VRD
 Series 2000 RB
  3.96%, 12/01/24(b)(c)                     A-1    Aaa     5,500      5,500,000
-------------------------------------------------------------------------------
Lancaster (County of) Hospital Authority
 (Bretheren Village Health Center); VRD
 Series 2000 RB (LOC-Suntrust Bank)
  3.94%, 06/15/20(c)                       A-1+    --      7,825      7,825,000
-------------------------------------------------------------------------------
Lancaster (County of); Unlimited Tax VRD
 Series 2000 GO
  3.94%, 05/01/30(b)(c)                    A-1+    Aaa     3,700      3,700,000
-------------------------------------------------------------------------------
York (City of) General Authority; Pooled
 Financing VRD Series 1996 RB
 (LOC-First Union National Bank)
  3.95%, 09/01/26(c)                        A-1    --      4,481      4,481,000
-------------------------------------------------------------------------------
                                                                     65,806,000
-------------------------------------------------------------------------------
SOUTH CAROLINA - 2.47%
South Carolina (State of) Jobs Economic
 Development Authority (The Methodist
 Home Project); Health Facilities VRD
 Series 1994 RB (LOC-Bank of America NA)
  4.05%, 12/01/14(c)                       A-1+    --      5,200      5,200,000
-------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
South Carolina - (continued)
South Carolina (State of) Public Service
 Authority (Santee Cooper); Commercial
 Paper Notes
  3.55%, 04/10/00                           A-1+   P-1   $15,000 $   15,000,000
-------------------------------------------------------------------------------
South Carolina (State of) Public Service
 Authority; MERLOTS VRD Series 2000 L RB
  4.05%, 01/01/22(b)(c)(d)                   --  VMIG-1    6,500      6,500,000
-------------------------------------------------------------------------------
                                                                     26,700,000
-------------------------------------------------------------------------------
TENNESSEE - 4.07%
Clarksville Public Building Authority
 (Pooled Financing Municipal Building
 Funding); VRD Series 1999 RB
 (LOC-Bank of America NA)
  4.00%, 06/01/29(c)                         --  VMIG-1   20,450     20,450,000
-------------------------------------------------------------------------------
Hamilton (County of) (Tennessee Aquarium);
 VRD Series 1999 RB
  4.00%, 07/01/21(c)                        A-1+   --      5,500      5,500,000
-------------------------------------------------------------------------------
Industrial Development Board of the
 Metropolitan Government of Nashville and
 Davidson Counties (Amberwood, Ltd.
 Project); Multifamily Housing Refunding
 IDR (LOC-Commerzbank AG)
  4.16%, VRD Series 1993 A 07/01/13(c)      A-1+ VMIG-1    2,095      2,095,000
-------------------------------------------------------------------------------
  4.16%, VRD Series 1993 B 07/01/13(c)      A-1+ VMIG-1    1,790      1,790,000
-------------------------------------------------------------------------------
Sevier (County of) Public Building
 Authority (Local Government Public
 Improvement);
  4.00%, VRD Series 2000 IV B-6 RB
  06/01/20(b)(c)                             --  VMIG-1    7,700      7,700,000
-------------------------------------------------------------------------------
  4.00%, VRD Series 1999 IV A-2 RB
  06/01/25(b)(c)                             --  VMIG-1    6,500      6,500,000
-------------------------------------------------------------------------------
                                                                     44,035,000
-------------------------------------------------------------------------------
TEXAS - 15.98%
Austin (City of) (Travis & Williamson
 Counties); Combined Utility Systems
 Series 1998 A Commercial Paper Notes
  3.85%, 04/17/00                           A-1+   P-1    22,344     22,344,000
-------------------------------------------------------------------------------
Bexar (County of) Texas Housing Finance
 Authority (Fountainhead Apartments);
 Refunding Multifamily Housing VRD
 Series 1996 RB
  3.90%, 09/15/26(c)                        A-1+   --     11,621     11,621,000
-------------------------------------------------------------------------------
Bowie (County of) Texas Industrial
 Development Corp. (Wehco Media Inc.); VRD
 Series 1985 IDR (LOC-Bank of New York)
  4.05%, 11/01/25(c)                        A-1+   --      3,500      3,500,000
-------------------------------------------------------------------------------
Dallas Area Rapid Transit (DART); Sales
 Tax Revenue Commercial Paper Notes Series
 1998 B
 (LOC-Westdeutsche Landesbank Girozentrale)
  3.90%, 05/08/00                           A-1+   P-1     5,513      5,513,000
-------------------------------------------------------------------------------
Dallas (City of) Water & Sewer; Commercial
 Paper Notes
  3.85%, 04/04/00                           A-1+   P-1    18,482     18,482,000
-------------------------------------------------------------------------------


                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Texas - (continued)
Harris County Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); Blood Center
 VRD Series 1992 RB (LOC-Texas
 Commerce Bank NA)
  3.90%, 04/01/17(c)                     A-1+    --    $ 3,050 $    3,050,000
-----------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Methodist Hospital
 Project); Hospital VRD Series 1994 RB
  3.95%, 12/01/25(b)(c)                  A-1+    --      4,700      4,700,000
-----------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (The YMCA-Houston);
 VRD Series 1999 RB (LOC-Bank One
 Texas NA)
  4.00%, 07/01/34(c)                      --   VMIG-1    5,600      5,600,000
-----------------------------------------------------------------------------
Harris (County of) Toll Road; Refunding
 Sub Lien Unlimited Tax Series 1995 A GO
  6.00%, 08/15/00                         AA   VMIG-1    2,470      2,490,800
-----------------------------------------------------------------------------
Houston (City of) Water and Sewer
 Systems; Floating Rate Treasury VRD
 Series A29 1999 Reg D RB
  4.00%, 12/01/15(b)(c)(d)                --   VMIG-1    4,300      4,300,000
-----------------------------------------------------------------------------
Houston (City of) Water and Sewer
 Systems; Series A Commercial Paper
 Notes
  3.90%, 05/22/00                         A-1    P-1    20,000     20,000,000
-----------------------------------------------------------------------------
Plano Texas; Refunding & Improvement
 Ltd. Tax Series 1992 GO
  5.20%, 09/01/00(b)                      AAA    Aaa     5,000      5,026,998
-----------------------------------------------------------------------------
San Antonio (City of) Texas Water;
 Refunding Series 1992 RB
  5.90%, 05/15/00(b)                      AAA    Aaa     2,050      2,055,652
-----------------------------------------------------------------------------
San Antonio (City of) Texas Electric &
 Gas System; Refunding Series 1991 B RB
  5.00%, 02/01/01(g)                      AA     Aa1     2,250      2,263,540
-----------------------------------------------------------------------------
San Antonio (City of) Texas Electric &
 Gas System; Series A Commercial
 Paper Notes
  3.95%, 05/11/00                        A-1+    P-1    12,500     12,500,000
-----------------------------------------------------------------------------
Texas (State of) Public Finance
 Authority; Series 1993 A GO
 Commercial Paper Notes
  3.60%, 04/10/00                        A-1+    P-1    13,800     13,800,000
-----------------------------------------------------------------------------
  3.80%, 06/12/00                        A-1+    P-1     9,195      9,195,000
-----------------------------------------------------------------------------
Texas (State of); Series 1999 A TRAN
  4.50%, 08/31/00                        SP-1+  MIG-1   24,000     24,076,891
-----------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers, Inc.
 Project); (LOC-Comerica Bank)
  3.95%, VRD Series 1985 A IDR
  11/01/05(c)                            A-1    --        500        500,000
-----------------------------------------------------------------------------
  3.95%, VRD  Series 1985 B IDR
  11/01/05(c)                            A-1    --      1,650      1,650,000
-----------------------------------------------------------------------------
                                                                  172,668,881
-----------------------------------------------------------------------------


                                          RATING(a)     PAR
                                         S&P  MOODY'S  (000)        VALUE

UTAH - 0.32%
Intermountain Power Agency, Utah Power
 Supply; VRD Series 1985 E RB
  4.08%, 09/15/00(b)(c)(f)               A-1+ VMIG-1  $ 2,500 $    2,500,000
----------------------------------------------------------------------------
Utah Associated Municipal Power System
 (The Hunter Project); Refunding
 Series 1994 RB
  4.35%, 07/01/00(b)                     AAA    Aaa     1,000      1,001,835
----------------------------------------------------------------------------
                                                                   3,501,835
----------------------------------------------------------------------------
VIRGINIA - 1.18%
Alexandria Industrial Development
 Authority (Pooled Loan Program); VRD
 Series 1996 A RB (LOC-Bank of
 America NA)
  4.00%, 07/01/26(c)                     A-1+   --     12,710     12,710,000
----------------------------------------------------------------------------
WISCONSIN - 0.49%
Wausau (City of) School District;
 Series 1999 BAN
  3.45%, 06/01/00                         --   MIG-1        4            395
----------------------------------------------------------------------------
Wisconsin Health & Educational
 Facilities Authority (Ascension
 Health); Credit Series 1999 A RB
  4.50%, 11/15/00                         AA    Aa2     2,285      2,290,447
----------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax
 Series 1996 A GO
  5.00%, 05/01/00                         AA    Aa2     3,000      3,002,359
----------------------------------------------------------------------------
                                                                   5,293,201
----------------------------------------------------------------------------
WYOMING - 1.39%
Uinta (County of) (Chevron USA Inc.
 Project); Refunding VRD
 Series 1993 PCR
  3.85%, 08/15/20(c)                      --    P-1    15,000     15,000,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.98% (Cost
$1,091,465,364)(h)                                             1,091,465,364
----------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.98%)                          (10,557,921)
----------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $1,080,907,443
----------------------------------------------------------------------------

INVESTMENT ABBREVIATIONS:
BAN     Bond Anticipation Notes
COP     Certificates of Participation
GO      General Obligation Bonds
Gtd.    Guaranteed
IDR     Industrial Development Revenue Bonds
LOC     Letter of Credit
Ltd.    Limited
MERLOTS Municipal Exempt Receipts Liquidity Optional Tender
PCR     Pollution Control Revenue Bonds
PUTTERS Putable Tax Exempt Receipts
RAN     Revenue Anticipation Notes
RB      Revenue Bonds
Sr.     Senior
Sub.    Subordinate
TAN     Tax Anticipation Notes
TRAN    Tax and Revenue Anticipation Notes
VRD     Variable Rate Demand
Wts.    Warrants

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are not covered by Independent Auditor's Report.
(b) Secured by bond insurance provided by one of the following companies:
    AMBAC, FGIC, FSA or MBIA.
(c) Demand security, payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 03/31/00.
(d) The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
(e) Unrated; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(f) Subject to an irrevocable call or mandatory put by the issuer. Value and maturity date reflect such call or put.
(g) Secured by an escrow fund of U.S. Treasury obligations.
(h) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2000

ASSETS:
Investments, at value (amortized cost)                        $1,091,465,364
----------------------------------------------------------------------------
Cash                                                              19,324,736
----------------------------------------------------------------------------
Receivables for:
 Investments sold                                                  5,386,833
----------------------------------------------------------------------------
 Interest                                                          7,468,060
----------------------------------------------------------------------------
Investment for deferred compensation plan                             52,247
----------------------------------------------------------------------------
Other assets                                                          85,930
----------------------------------------------------------------------------
 Total assets                                                  1,123,783,170
----------------------------------------------------------------------------
LIABILITIES:
Payables for:
 Investments purchased                                            39,303,187
----------------------------------------------------------------------------
 Dividends                                                         3,214,030
----------------------------------------------------------------------------
 Deferred compensation                                                52,247
----------------------------------------------------------------------------
Accrued administrative services fees                                  13,422
----------------------------------------------------------------------------
Accrued advisory fees                                                109,738
----------------------------------------------------------------------------
Accrued transfer agent fees                                           28,476
----------------------------------------------------------------------------
Accrued distribution fees                                             33,399
----------------------------------------------------------------------------
Accrued operating expenses                                           121,228
----------------------------------------------------------------------------
 Total liabilities                                                42,875,727
----------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $1,080,907,443
============================================================================
NET ASSETS:
 Institutional Class                                          $  964,396,339
============================================================================
 Private Investment Class                                     $   83,453,671
============================================================================
 Cash Management Class                                        $    6,177,627
============================================================================
 Reserve Class                                                $   23,283,221
============================================================================
 Resource Class                                               $    3,596,585
============================================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Institutional Class:
 Authorized                                                    3,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                     964,394,960
============================================================================
Private Investment Class:
 Authorized                                                    1,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                      83,450,956
============================================================================
Cash Management Class:
 Authorized                                                    1,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                       6,177,545
============================================================================
Reserve Class:
 Authorized                                                    1,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                      23,281,300
============================================================================
Resource Class:
 Authorized                                                    1,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                       3,596,950
============================================================================
Net asset value, offering and redemption price per share for
 all classes                                                           $1.00
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended March 31, 2000

INVESTMENT INCOME:
Interest income                                       $38,158,829
------------------------------------------------------------------
EXPENSES:
Advisory fees                                           2,457,696
------------------------------------------------------------------
Administrative services fees                              142,533
------------------------------------------------------------------
Transfer agent fees                                       182,602
------------------------------------------------------------------
Custodian fees                                             55,569
------------------------------------------------------------------
Directors' fees                                            12,545
------------------------------------------------------------------
Distribution Fees:
 Private Investment Class                                 426,258
------------------------------------------------------------------
 Cash Management Class                                      6,661
------------------------------------------------------------------
 Reserve Class                                            203,369
------------------------------------------------------------------
 Resource Class                                             2,093
------------------------------------------------------------------
Registration and filing fees                              217,249
------------------------------------------------------------------
Other expenses                                            151,148
------------------------------------------------------------------
  Total expenses                                        3,857,723
------------------------------------------------------------------
Less: Fees waived and expenses assumed                 (1,207,670)
------------------------------------------------------------------
  Net expenses                                          2,650,053
------------------------------------------------------------------
Net investment income                                  35,508,776
------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (532)
------------------------------------------------------------------
Net increase in net assets resulting from operations  $35,508,244
==================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended March 31, 2000 and 1999

                                                   2000            1999
                                              --------------  --------------
OPERATIONS:
 Net investment income                        $   35,508,776  $   34,628,129
----------------------------------------------------------------------------
 Net realized gain (loss) on sales of
  investments                                           (532)          8,745
----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                   35,508,244      34,636,874
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Class                             (32,180,120)    (32,079,516)
----------------------------------------------------------------------------
 Private Investment Class                         (2,570,746)     (2,486,438)
----------------------------------------------------------------------------
 Cash Management Class                              (218,513)        (62,175)
----------------------------------------------------------------------------
 Reserve Class                                      (505,734)             --
----------------------------------------------------------------------------
 Resource Class                                      (33,663)             --
----------------------------------------------------------------------------
Capital stock transactions - net:
 Institutional Class                            (108,197,093)    175,685,921
----------------------------------------------------------------------------
 Private Investment Class                         (7,153,879)     10,142,224
----------------------------------------------------------------------------
 Cash Management Class                              (961,187)      7,138,732
----------------------------------------------------------------------------
 Reserve Class                                    23,281,300              --
----------------------------------------------------------------------------
 Resource Class                                    3,596,950              --
----------------------------------------------------------------------------
    Net increase (decrease) in net assets        (89,434,441)    192,975,622
----------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                           1,170,341,884     977,366,262
----------------------------------------------------------------------------
 End of period                                $1,080,907,443  $1,170,341,884
============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in):
  Institutional Class                         $  964,471,249  $1,072,668,342
----------------------------------------------------------------------------
  Private Investment Class                        83,457,398      90,611,277
----------------------------------------------------------------------------
  Cash Management Class                            6,178,307       7,139,494
----------------------------------------------------------------------------
  Reserve Class                                   23,281,300              --
----------------------------------------------------------------------------
  Resource Class                                   3,596,950              --
----------------------------------------------------------------------------
 Undistributed net realized gain (loss) on
  sales of investments                               (77,761)        (77,229)
----------------------------------------------------------------------------
                                              $1,080,907,443  $1,170,341,884
============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2000

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers six different classes of shares, the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity.
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Interest income is allocated to each class daily, based upon each class' pro rata share of the total shares of the Fund outstanding. Discounts, other than original issue, on short-term obligations are amortized to unrealized appreciation for financial reporting purposes.
C. Distributions - It is the policy of the Fund to declare daily dividends from net investment income. Such distributions are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $77,230 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in sufficient municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code, to shareholders.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million.
During the year ended March 31, 2000, AIM waived advisory fees of $952,116.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2000, AIM was paid $142,533 for such services.
   Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment

Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that the compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class equals 0.25%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended March 31, 2000, the Private Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $213,129, $5,329, $162,695 and $1,674, respectively, as compensation to FMC under the Plan. FMC waived fees of $255,554 during the same period.
   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. For the year ended March 31, 2000, the Fund paid AFS $143,898 for such services.
   During the year ended March 31, 2000, the Fund paid legal fees of $5,756 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to directors who are not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended March 31, 2000 and 1999 were as follows:

                                      2000                              1999
                         --------------------------------  --------------------------------
                             SHARES           AMOUNT           SHARES           AMOUNT
                         ---------------  ---------------  ---------------  ---------------
Sold:
  Institutional Class      6,322,728,466  $ 6,322,728,466    7,257,933,597  $ 7,257,933,597
-------------------------------------------------------------------------------------------
  Private Investment
   Class                     370,686,399      370,686,399      580,913,749      580,913,749
-------------------------------------------------------------------------------------------
  Cash Management Class*     103,822,089      103,822,089       13,152,591       13,152,591
-------------------------------------------------------------------------------------------
  Reserve Class**            195,924,640      195,924,640               --               --
-------------------------------------------------------------------------------------------
  Resource Class***           18,257,101       18,257,101               --               --
-------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class          2,285,592        2,285,592        1,929,870        1,929,870
-------------------------------------------------------------------------------------------
  Private Investment
   Class                       2,041,123        2,041,123        2,254,362        2,254,362
-------------------------------------------------------------------------------------------
  Cash Management Class*         175,159          175,159           41,812           41,812
-------------------------------------------------------------------------------------------
  Reserve Class**                456,780          456,780               --               --
-------------------------------------------------------------------------------------------
  Resource Class***               22,084           22,084               --               --
-------------------------------------------------------------------------------------------
Redeemed:
  Institutional Class     (6,433,211,151)  (6,433,211,151)  (7,084,177,546)  (7,084,177,546)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                    (379,881,401)    (379,881,401)    (573,025,887)    (573,025,887)
-------------------------------------------------------------------------------------------
  Cash Management Class*    (104,958,435)    (104,958,435)      (6,055,671)      (6,055,671)
-------------------------------------------------------------------------------------------
  Reserve Class**           (173,100,120)    (173,100,120)              --               --
-------------------------------------------------------------------------------------------
  Resource Class***          (14,682,235)     (14,682,235)              --               --
-------------------------------------------------------------------------------------------
Net increase (decrease)      (89,433,909) $   (89,433,909)     192,966,877  $   192,966,877
===========================================================================================

*   The Cash Management Class commenced sales on January 4, 1999.
**  The Reserve Class commenced sales on June 1, 1999.
*** The Resource Class commenced sales on April 6, 1999.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of the Private Investment Class capital stock outstanding during each of the years in the five-year period ended March 31, 2000.

                                 2000        1999     1998     1997     1996
                                -------     -------  -------  -------  -------
Net asset value, beginning of
period                          $  1.00     $  1.00    $1.00    $1.00    $1.00
------------------------------  -------     -------  -------  -------  -------
Income from investment
operations:
 Net investment income             0.03        0.03     0.03     0.03     0.03
------------------------------  -------     -------  -------  -------  -------
Less distributions from net
investment income                 (0.03)      (0.03)   (0.03)   (0.03)   (0.03)
------------------------------  -------     -------  -------  -------  -------
Net asset value, end of period  $  1.00     $  1.00    $1.00    $1.00    $1.00
------------------------------  -------     -------  -------  -------  -------
Total return                       3.06%       2.98%    3.29%    3.07%    3.41%
------------------------------  -------     -------  -------  -------  -------
Ratios/supplemental data:
Net assets, end of period
(000s omitted)                  $83,454     $90,606  $80,462  $37,544  $35,139
------------------------------  -------     -------  -------  -------  -------
Ratio of expenses to average
net assets:
 With fee waivers and/or
 expense reimbursements            0.45%(a)    0.45%    0.45%    0.45%    0.45%
------------------------------  -------     -------  -------  -------  -------
 Without fee waivers and/or
 expense reimbursements            0.79%(a)    0.78%    0.77%    0.83%    0.76%
------------------------------  -------     -------  -------  -------  -------
Ratio of net investment income
to average net assets              3.00%(a)    2.91%    3.24%    3.02%    3.35%
------------------------------  -------     -------  -------  -------  -------

(a) Ratios are based on average net assets of $85,251,434.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Tax-Free Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Cash Reserve Portfolio (a Portfolio of Tax-Free Investments Co.), including the schedule of investments, as of March 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Reserve Portfolio as of March 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
May 1, 2000
Houston, Texas

                               DIRECTORS
Charles T. Bauer                                            Carl Frischling              Tax-Free
Bruce L. Crockett                                          Robert H. Graham              Investments Co.
Owen Daly II                                             Prema Mathai-Davis              (TFIC)
Edward K. Dunn, Jr.                                        Lewis F. Pennock
Jack M. Fields                                               Louis S. Sklar

                               OFFICERS
Charles T. Bauer                                                   Chairman
Robert H. Graham                                                  President
Gary T. Crum                                             Sr. Vice President              Cash Reserve
Carol F. Relihan                             Sr. Vice President & Secretary              Portfolio
Dana R. Sutton                                   Vice President & Treasurer              ------------------------------------------
Melville B. Cox                                              Vice President              Private                 ANNUAL
Karen Dunn Kelley                                            Vice President              Investment              REPORT
J. Abbott Sprague                                            Vice President              Class
Mary J. Benson               Assistant Vice President & Assistant Treasurer
Sheri Morris                 Assistant Vice President & Assistant Treasurer
Renee A. Friedli                                        Assistant Secretary
P. Michelle Grace                                       Assistant Secretary
Nancy L. Martin                                         Assistant Secretary
Ofelia M. Mayo                                          Assistant Secretary                                        MARCH 31, 2000
Lisa A. Moss                                            Assistant Secretary
Kathleen J. Pflueger                                    Assistant Secretary
Samuel D. Sirko                                         Assistant Secretary
Stephen I. Winer                                        Assistant Secretary
                                                                                                [LOGO APPEARS HERE]
                                                                                             Fund Management Company
                           INVESTMENT ADVISOR
                          A I M Advisors, Inc.
                      11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173
                              800-347-1919

                              DISTRIBUTOR
                        Fund Management Company
                      11 Greenway Plaza, Suite 100
                         Houston, TX 77046-1173
                              800-659-1005

                               CUSTODIAN
                         The Bank of New York
                    90 Washington Street, 11th Floor
                          New York, NY 10286

                        LEGAL COUNSEL TO FUND
                 Ballard Spahr Andrews & Ingersoll, LLP
                    1735 Market Street, 51st Floor
                     Philadelphia, PA 19103-7599

                      LEGAL COUNSEL TO DIRECTORS
                  Kramer Levin Naftalis & Frankel LLP
                          919 Third Avenue
                         New York, NY 10022

                           TRANSFER AGENT
                     A I M Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

                              AUDITORS
                              KPMG LLP
                           700 Louisiana
                          Houston, TX 77002

This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TFIC-AR-2